Registration Nos. 333-00935
                                                                        811-7533

             As filed with the Securities and Exchange Commission on

                                 April 30, 2003


     ----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                                                      ----
         Post-Effective Amendment No. 11                                X
                                                                      ----

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 12                                               X
                                                                      ----


                        (Check appropriate box or boxes)
                 ----------------------------------------------
                              The Lou Holland Trust

               (Exact Name of Registrant as Specified in Charter)

              One North Wacker Drive, Suite 700, Chicago, IL 60606
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (312) 553-4830

                            -------------------------
                                Louis A. Holland
                      c/o Holland Capital Management, L.P.
                             One North Wacker Drive
                                    Suite 700
                                Chicago, IL 60606
                     (Name and Address of Agent for Service)

                                   Copies to:

                                   Joan Boros
                                 Keith J. Rudolf
                                 Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                             Suite 400 - East Lobby
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

_X_      immediately upon filing pursuant to paragraph (b)
___      on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
___      on (date) pursuant to paragraph (a) (1)
___      75 days after filing pursuant to paragraph (a) (2)
___      on (date) pursuant to paragraph (a)(2) of Rule 485

                              THE LOU HOLLAND TRUST

                             ONE NORTH WACKER DRIVE
                                    SUITE 700
                             CHICAGO, ILLINOIS 60606


                               PROSPECTUS FOR THE

                                   GROWTH FUND

                             A "NO-LOAD" MUTUAL FUND





         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THE DISCLOSURE IN THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2003

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND



                                TABLE OF CONTENTS

        Investment Objective.................................................  1
        Principal Investment Strategies......................................  1
        Principal Investment Risks...........................................  1
        Past Performance of the Growth Fund..................................  3
        Fee Table and Expense Example........................................  5
           Fees and Expenses of the Growth Fund..............................  5
           Example of Expenses You Would Pay as a Shareholder
              of the Growth Fund.............................................  5
        More Information About the Investment Strategies,
              Risks and Practices of the Growth Fund.........................  6
        Other Investment Strategies, Risks and Practices of the Growth Fund..  7
        Share Price..........................................................  9
        How to Purchase Shares............................................... 10
        Shareholder Services................................................. 11
        Retirement Plans..................................................... 14
        Dividends, Capital Gains Distributions and Taxes..................... 14
        How to Redeem Shares................................................. 15
        How the Trust is Managed............................................. 17
           Investment Manager................................................ 17
           Portfolio Managers................................................ 18

        Financial Highlights................................................. 19
        Notice of Privacy Policy and Practices............................... 21

        Additional Information about The Lou Holland Trust
              and the Growth Fund............................................ 22
        How to Obtain Additional Information................................. 22


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           The following overview of the Growth Fund
                           (the "Fund") is a summary of important information you should know before investing. More detailed information about The Lou Holland Trust
                           (the "Trust"), the Growth Fund's investment strategies and risks, and Holland Capital Management, L.P. (the "Investment Manager"), the Trust's investment adviser, is included elsewhere in this Prospectus.



                           -----------------------------------------------------
INVESTMENT                 The Growth Fund primarily seeks long-term growth of
OBJECTIVE                  capital. The receipt of  dividend income is a
                           secondary consideration.



                           -----------------------------------------------------
PRINCIPAL                  The Growth Fund seeks to achieve its investment
INVESTMENT                 objective by investing primarily in common stocks of
STRATEGIES                 mid- to large-capitalization growth companies. In
                           pursuing its investment objective, the Growth Fund maintains a diversified portfolio of equity securities of companies that have the following characteristics:


                           (i) demonstrated historical growth of earnings faster than the general market;

                           (ii)     earnings growth stability;

                           (iii) return on equity that is higher than the general market; and

                           (iv) dividend growth that is typically greater than that of the market.


                           The Growth Fund considers mid-capitalization and large-capitalization companies to be those having market capitalizations (number of shares outstanding multiplied by share price) within the range of the companies included in the S&P 400 Mid-Cap Index or the Russell 1000 Index. The market capitalizations of companies in the Fund's portfolio and these indices change over time; the Fund will not automatically sell or cease to purchase a stock it already owns just because the market capitalization of the company falls outside this range.


                           While the Growth Fund invests primarily in U.S. companies, it may seek companies that are organized in foreign countries that exhibit the growth characteristics mentioned above.



                           -----------------------------------------------------
PRINCIPAL                  All mutual funds are subject to various risks
INVESTMENT                 associated with investing. The risks associated with
RISKS                      investing in a mutual fund are primarily determined
                           by the securities in which it invests and the investment strategies it employs. The ultimate risk to you when you invest in the Growth Fund, or any other mutual fund for that matter, is that you could lose money.

                           You should know that the market value of the Growth Fund's investments can be expected to fluctuate over time. Similarly, the amount of income generated by the


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

Fund will fluctuate based on the composition of the Fund's assets and the level of interest and dividends paid on those assets. Since the Growth Fund seeks long-term growth of capital, an investment in the Growth Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

                           The Growth Fund is subject to the following principal investment risks while pursuing its investment objective:


MARKET RISK:               The market value of a security may fluctuate,
                           sometimes rapidly and unpredictably. This volatility may cause a security to be worth less than what was paid for it. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.


MANAGER RISK:              The strategies used by the Growth Fund's
                           Investment Manager may fail to produce the intended result. The Investment Manager's assessment of companies the securities of which are purchased for the Growth Fund may prove incorrect, resulting in losses or poor relative performance even in rising markets.


FOREIGN INVESTING          Foreign investing involves risks not typically
RISK:                      associated with U.S. investments. These include,
                           among others, the risk that the market value of a foreign security or the securities markets of a foreign country may be more volatile or perform differently than a security issued by a U.S. company or the U.S. securities markets due to, for example, adverse political, regulatory, economic or other developments affecting the particular foreign country. There is also the risk that an adverse change in currency exchange rates between U.S.
                           dollars and a foreign currency may reduce the value of a security valued in, or based on, that foreign currency. Foreign investing may involve less publicly available information and more volatile or less liquid markets than investments in securities of U.S.
                           issuers. Investments in foreign countries can be affected by factors not present in the U.S., such as restrictions on receiving investment proceeds from a foreign country, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
                           Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting and financial disclosure requirements may be less revealing than U.S. accounting practices and disclosure requirements. Foreign regulation may be inadequate or irregular. Owning foreign securities may cause the Growth Fund's share price to fluctuate more than if it held only domestic securities.

MID-CAPITALIZATION         The Growth Fund invests primarily in stocks of
INVESTING RISK:            mid-capitalization and large-capitalization
                           companies. The stocks of mid-capitalization companies entail greater risk and their prices may fluctuate more than those of the securities of larger, more-established companies.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                           -----------------------------------------------------
PAST                       The bar chart below shows the Growth Fund's
PERFORMANCE                performance for each full calendar year since the
OF THE                     Fund's inception. The table that follows the bar
GROWTH FUND                chart shows average annual total return (before and
                           after taxes) for one and five year periods ended
                           December 31, 2002, and since the Fund's inception on April 29, 1996. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

                           This information is intended to give you an indication of the risks of investing in the Growth Fund by showing you changes in the Growth Fund's performance from year to year, and by showing how the Growth Fund's average annual total returns since its inception compare with those of three broad measures of stock market performance. Please remember that past performance (before and after taxes) is not an indication of how the Growth Fund, the S&P 500 Index, the Russell 1000 Growth Index or the Russell Mid-Cap Growth Index will perform in the future.


                           BAR CHART:
                           YEAR-BY-YEAR TOTAL RETURN


                           1997             27.92%
                           1998             35.75%
                           1999              9.01%
                           2000             -3.58%
                           2001             -5.17%
                           2002            -21.48%

                           Since its inception on April 29, 1996, the Growth Fund's highest return for a calendar quarter was 24.03% (quarter ending December 31, 1998) and its lowest return for a calendar quarter was -15.81% (quarter ending September 30, 2002).



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                                      AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------

                                                                                                  SINCE
                           FOR THE PERIODS                                                       INCEPTION
                           ENDED DECEMBER 31, 2002                   NE YEAR      FIVE YEARS   (APRIL 29, 1996)
                           ----------------------------------------------------------------------------------------
                           LOU HOLLAND GROWTH FUND
                           ----------------------------------------------------------------------------------------
                              Return Before Taxes                    -21.48%          1.22%         6.87%
                           ----------------------------------------------------------------------------------------

                              Return After Taxes on
                              Distributions                          -21.48%          0.63%         6.23%
                           ----------------------------------------------------------------------------------------
                              Return After Taxes on
                              Distributions and Sale of
                              Fund Shares                            -13.19%          1.13%         5.72%
                           ----------------------------------------------------------------------------------------
                           S&P 500 INDEX*                            -22.15%         -0.61%         6.14%
                           RUSSELL 1000 GROWTH INDEX*                -27.89%         -3.84%         3.06%
                           RUSSELL MID-CAP GROWTH INDEX*             -27.41%         -1.82%         2.47%
                           (Indices reflect no deductions for
                           fees, expenses or taxes)
                           ----------------------------------------------------------------------------------------


                           * S&P 500 Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.


                           Russell 1000 Growth Index - An unmanaged index which measures the performance of a subset of approximately 575 of those Russell 1000 companies (that is, the 1,000 largest U.S. companies in terms of market capitalization) with higher price-to-book ratios and higher forecasted earnings growth rates.

                           Russell Mid-Cap Growth Index - An unmanaged index which measures the performance of a subset of approximately 454 of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. These stocks are also included within the Russell 1000 Growth Index.

                           After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

                           Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                                       FEE TABLE AND EXPENSE EXAMPLE
                           -----------------------------------------------------
FEES AND                   When you purchase shares of a mutual fund, you pay
EXPENSES OF THE            the fees and expenses associated with its operation.
GROWTH FUND                This table describes the fees and expenses that you
                           may pay if you buy and hold shares of the Growth
                           Fund.

                           SHAREHOLDER FEES (fees paid directly from your investment)
                              Sales Load Imposed on Purchases.....................        None
                              Sales Load Imposed on Reinvested Dividends..........        None
                              Deferred Sales Load Imposed on Redemptions..........        None
                              Redemption Fee......................................        None#

                           ANNUAL GROWTH FUND OPERATING EXPENSES
                           (expenses that are deducted from Growth Fund assets)
                           Investment Management Fee..............................       0.85%*
                           Distribution (12b-1) Fees..............................        None
                           Other Expenses.........................................       1.01%
                                                                                        ------
                           Gross Total Operating Expenses.........................       1.86%
                           Less Fee Waiver & Expense Reimbursement ** ............       0.51%
                                                                                        ------
                           Net Total Operating Expenses...........................       1.35%
                                                                                        ======

                           * The Investment Management Fee declines at specified breakpoints as the Growth Fund's assets increase.


                           ** The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Growth Fund's "Total Operating Expenses" exceed 1.35%. This agreement may be terminated only by the Trust's Board of Trustees. As a result of the agreement, the Growth Fund actually paid 1.35% of Total Operating Expenses during its fiscal year ended December 31, 2002 and not 1.86%.

                           # The Growth Fund's transfer agent, U.S. Bancorp Fund Services, LLC, charges a fee of $15 for transmittal of redemption proceeds by wire. There is no fee for payment of redemption proceeds by check. See "Shareholder Services: Telephone Redemption Privilege" below.


EXAMPLE OF                 This Example is intended to help you compare the cost
EXPENSES YOU               of investing in the Growth Fund with the cost of
WOULD PAY AS A             investing in other mutual funds. The Example assumes
SHAREHOLDER                that you invest $10,000 in the Growth Fund for the
OF THE                     time periods shown and then redeem all of your shares
GROWTH FUND                at the end of those periods. The Example also assumes
                           that your investment has a 5% return each year and the Growth Fund's operating expenses remain the same.
                           The Example also assumes that the fee waiver and expense reimbursements described above are not in effect during any of the periods shown. Since the Growth Fund imposes no charges when you redeem your shares, the expenses you would pay are the same whether you redeem your shares or continue to hold them at the end of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year        3 Years        5 Years         10 Years
                                -------       -------        -------          -------

                             $189 ($137#)  $585 ($427#)  $1,006 ($739#)  $2,180 ($1,623#)

                           # As described above, the Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Growth Fund's "Total



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           Operating Expenses" exceed 1.35%. This agreement may be terminated only by the Trust's Board of Trustees. The second figure for each period indicates what your costs would be if this contractual limitation of Total Operating Expenses remains in effect for the periods shown and the Growth Fund's Total Operating Expenses are 1.35% each year.

                           YOU SHOULD NOT CONSIDER THESE EXAMPLES TO BE A REPRESENTATION OF PAST OR FUTURE FEES OR EXPENSES FOR THE GROWTH FUND. ACTUAL FEES AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance, but is included merely for illustrative purposes only.

                           The Growth Fund is a "no-load" mutual fund. This means that you pay no sales charges or 12b-1 fees when you purchase shares of the Fund. Therefore, all of the money you invest will immediately go to work for you.

                           As with any mutual fund, there is no assurance that the Growth Fund will achieve its investment objective. You should know that the Growth Fund's share price will fluctuate and, when you redeem your shares, they could be worth more or less than what you paid for them. Thus, like investing in any other mutual fund, you could lose money.



                           -----------------------------------------------------
MORE                       COMMON STOCKS. The Growth Fund invests primarily in
INFORMATION                common stocks. Common stocks represent partial
ABOUT THE                  ownership in a company and entitle stockholders to
INVESTMENT                 share in the company's profits (or losses). Common
STRATEGIES, RISKS          stocks may also entitle the holder to share in the
AND PRACTICES              company's dividends. Investments in common stocks in
OF THE                     general are subject to market risks that may cause
GROWTH FUND                their prices to fluctuate over time. For example, the
                           value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's price may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. The prices of common stocks tend to fluctuate more over time than the prices of preferred stocks or fixed income securities. Investments in common stocks and other equity securities offer greater potential for capital growth and appreciation than investments in other types of securities, but also entail greater risk of loss.


                           FOREIGN SECURITIES The Growth Fund may invest in common stocks or other securities of foreign companies. These investments will be made primarily through the purchase of American Depositary Receipts ("ADRs"), although the Growth Fund also may make direct market purchases of such foreign securities. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           or trust company and represent the right to receive securities of a foreign company deposited in a domestic bank or foreign branch of a U.S. bank and are traded on a U.S. exchange or in an over-the-counter market.

                           Investing in securities of foreign issuers, whether directly or through ADRs, involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Growth Fund's investments in foreign securities therefore will be affected both by changes in the price of the security and by changes in the value of the currency in which the security is denominated.


                           TEMPORARY DEFENSIVE STRATEGY. While the Growth Fund's primary strategy is to be fully invested in equities, the Fund may depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these periods, the Fund may engage in a temporary, defensive strategy that permits it to invest up to 100% of its assets in high-grade domestic and foreign money market instruments. During periods in which the Growth Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective of capital growth.




                           -----------------------------------------------------

OTHER                      EQUITY SECURITIES The Growth Fund invests primarily
INVESTMENT                 in common stocks, but also may invest in equity
STRATEGIES, RISKS          securities other than common stocks. Other types of
AND PRACTICES              equity securities the Fund may acquire include
OF THE                     preferred stocks, securities that are convertible
GROWTH FUND                into common stocks and readily marketable securities,
                           such as rights and warrants, which derive their value from common stock. As a general matter, these other types of securities are subject to many of the same risks as common stocks.

                           FOREIGN CURRENCIES In connection with its investments in securities of foreign companies, the Growth Fund may from time to time hold various foreign currencies pending investment in foreign securities or conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in currency exchange rates.


                           OPTIONS AND FUTURES CONTRACTS Options and futures contracts are types of derivative instruments. They "derive" their value from an underlying security, index or other financial instrument. The use of options and futures permits the Growth Fund to increase or decrease the level of risk associated with its investments or to change the character of that risk. Options and futures contracts trading are highly specialized activities that entail greater than ordinary investment risks.


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           The Growth Fund may write covered call options, buy put options, buy call options and write put options on particular securities or various indexes. The Fund also may invest in futures contracts and options on futures contracts. The Fund may make these investments for the purpose of protecting its assets (this is known as "hedging") or to generate income.

                           A "call" option for a particular security gives the purchaser of the option the right to buy, and a "writer" (seller) of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A "put" option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right or obligation to make or receive a cash settlement upon exercise of the option.

                           A futures contract is an exchange-traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specified future date and price. Futures contracts generally are discharged by cash settlement.

                           The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the Growth Fund's investments (held or intended for purchase) being hedged and movements in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements.

                           Successful use of options and futures by the Growth Fund is subject to the Investment Manager's ability to correctly predict movements in the direction of the market. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In some circumstances, the Fund may realize a lower return or a greater loss than if the hedging transaction had not been entered into at all. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in the pricing of futures contracts. As a result, a relatively small price movement in a financial instrument or index underlying a futures contract may result in immediate and substantial loss or


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.


                           -----------------------------------------------------
SHARE PRICE                You pay no sales charges to invest in the Growth
                           Fund. When you buy or redeem shares, your share price is the Fund's net asset value per share next determined after we receive your purchase or redemption order.

                           The Growth Fund's net asset value per share is calculated by adding the value of all securities, cash and other assets of the Fund, subtracting the Fund's liabilities (including accrued expenses and dividends payable), and dividing the result by the total number of outstanding Fund shares.

                           We determine the Growth Fund's net asset value each day that the New York Stock Exchange ("NYSE") is open for regular trading, as of the close of trading on that exchange (normally, 4:00 p.m. Eastern Time). Net asset value will not be calculated and, therefore, shares will not be priced, on days when the NYSE is closed.

                           The Growth Fund's investments generally are valued based on current market value, or if market quotations are not readily available, fair value as determined in good faith by the Fund's Board of Trustees.


                           Securities traded in foreign markets usually are valued on the basis of the most recent closing market prices at 4:00 p.m. Eastern Time. Most foreign markets close at least several hours before that time, and foreign markets sometimes are closed for holidays or other reasons on days on which the NYSE is open. Normally, developments that could affect the values of foreign securities held by the Fund that occur between the close of trading on the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the Fund's net asset value, the Fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. Because the Fund may hold securities that primarily are listed on foreign securities exchanges where trading may occur on weekends or other days when the Fund does not price its shares, the prices of those foreign securities, and the net asset value of the Fund's shares, may change on days when shareholders are not able to purchase or redeem the Fund's shares.


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           -----------------------------------------------------
HOW TO                     The initial minimum investment for the Growth Fund is
PURCHASE SHARES            $250. This minimum amount may, in certain cases, be
                           waived or lowered by the Trust.

                           OPENING AN ACCOUNT. Shareholders may make an initial purchase of shares of the Growth Fund by mail or by wire. Shares of the Fund may be purchased on any day the Trust is open for business.

                           A COMPLETED AND SIGNED PURCHASE APPLICATION FORM ("APPLICATION") IS REQUIRED FOR EACH NEW ACCOUNT OPENED WITH THE GROWTH FUND REGARDLESS OF HOW THE INITIAL PURCHASE OF SHARES IS MADE.


                           BY MAIL. Shares of the Growth Fund may be purchased by mailing the completed Application, with a check made payable to the Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Correspondence sent by overnight delivery services should be sent to the Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207.


                           BY WIRE. Shares of the Growth Fund may also be purchased by wiring funds to the wire bank account for the Fund. Before wiring funds, please call the Trust toll free at 1-800-295-9779 to advise the Trust of the intention to invest in the Growth Fund, to receive instructions as to how and where to wire the investment, and to obtain a confirmation number to ensure prompt and accurate handling of funds. Please remember to return the completed Application to the Trust as described in the prior paragraph. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions. The bank that wires the funds may charge a fee. Instruct your bank to use the following instructions when wiring funds:

                           Wire To:          U.S. Bank, N.A.
                                             ABA 042000013


                           Credit: c/o U.S. Bancorp Fund Services, LLC Account 112-952-137


                           Further Credit:   Lou Holland Growth Fund
                                             (Shareholder Account Number)
                                             (Shareholder Registration)

                           SUBSEQUENT INVESTMENTS. Subsequent purchases of shares of the Fund may be made by mail or by wire (see instructions above), or through means of the Telephone Investment Privilege described below under "Shareholder Services."


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                           SHARE PRICE. To make an initial purchase of shares of the Growth Fund, a completed and signed Application in good order, as described below, must first be received. Shares in the Fund will be priced at the net asset value per share of the Fund next determined after a purchase order has been received by U.S. Bancorp Fund Services, LLC as transfer agent, in good order, as described below.

                           CONDITIONS OF PURCHASE. The Trust and the
                           Distributor, Holland Capital Management, L.P., each reserves the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. Purchases are not binding on the Trust or the Distributor or considered received until such purchase orders are received by U.S. Bancorp Fund Services, LLC in good order. Good order requires that purchases must be made in U.S. dollars and, to avoid fees and delays, all checks must be drawn on a bank located within the United States. The Fund will not accept payment in cash, cashiers' checks, money orders, or third party checks. All checks should be made payable to the Fund. As a condition of this offering, if a purchase is canceled due to nonpayment or because a check does not clear (and therefore, the account is required to be redeemed), the purchaser will be responsible for any loss the Fund incurs. The transfer agent will charge a returned item fee against a shareholder's account if any payment check is returned to the transfer agent for insufficient funds.


                           Shares may be purchased by rendering payment-in-kind in the form of marketable securities, including but not limited to shares of common stock and debt instruments, provided the acquisition of such securities is consistent with the Growth Fund's investment objectives and otherwise acceptable to the Investment Manager. If you wish to purchase shares with marketable securities, please call 1-800-295-9779 to determine whether the particular securities will be accepted as payment by the Fund and the manner by which they would be transferred to the Fund.

                           SHARE CERTIFICATES. Share certificates will not be issued for shares unless the shareholder has held the shares for at least thirty (30) days and has specifically requested share certificates. Most shareholders elect not to receive share certificates. Certificates will be issued only for full shares. A shareholder whose share certificate is lost or destroyed may incur an expense to replace it.



                           -----------------------------------------------------
SHAREHOLDER                SHAREHOLDER INQUIRIES AND SERVICES OFFERED. If there
SERVICES                   are any questions about the following services,
                           please call the Trust at 1-800-295-9779 or write the Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box
                           701, Milwaukee, Wisconsin 53201-0701. The Trust reserves the right to amend the shareholder services described below or to change their terms or conditions upon sixty (60) days notice to shareholders.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           SHAREHOLDER STATEMENTS AND REPORTS. Each time a shareholder buys or sells shares or reinvests a dividend or distribution in the Growth Fund, the shareholder will receive a statement confirming such transaction and listing the current share balance with the Fund. The Trust also will send shareholders annual and semi-annual reports, as well as year-end tax information about their accounts with the Fund.


                           TELEPHONE PRIVILEGES. For convenience, the Trust provides telephone privileges that allow telephone authorization to (i) purchase shares in the Growth Fund, and (ii) redeem shares in the Fund. Initial purchases of shares may not be made by telephone. To utilize these telephone privileges, check the appropriate boxes on the Application and supply the Trust with the information required. Procedures have been established by the Trust and U.S. Bancorp Fund Services, LLC that are considered to be reasonable and are designed to confirm personal identification information prior to acting on telephone instructions, including tape recording telephone communications and providing written confirmation of instructions communicated by telephone. If the Trust does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, the Trust will not be liable for following telephone instructions that it or U.S. Bancorp Fund Services, LLC, as transfer agent, believes to be genuine. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times, shareholders should consider placing orders by mail.


                           The telephone privileges are not available with respect to shares for which certificates have been issued or with respect to redemptions for accounts requiring supporting legal documents.


                           TELEPHONE INVESTMENT PRIVILEGE. After an account with the Trust has been opened, additional investments in the amount of $1,000 or more may be made by telephoning the Trust at 1-800-295-9779 between 9:00 a.m. and 4:00 p.m. Eastern Time on any day the Trust is open. Telephone investment requests made after 4:00 p.m. Eastern Time will be processed as of close of business on the next business day. In accord with a shareholder's instructions, the Trust will electronically transfer monies from a shareholder's bank account designated on the Application to the shareholder's account with the Trust. The designated bank must be a member of the Automated Clearing House ("ACH") network and able to make electronic transfers in order for a shareholder to use this privilege. Shares will be purchased at the net asset value determined on the day the order is placed, provided the call is received



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                           prior to 4:00 p.m. Eastern Time. There is no charge to a shareholder by the Trust or U.S. Bancorp Fund Services, LLC for this service; however, your bank may impose a fee for such electronic transfers.

                           TELEPHONE REDEMPTION PRIVILEGE. The Telephone Redemption Privilege permits a shareholder to authorize the redemption of any amount from his or her account with the Trust by telephoning the Trust at 1-800-295-9779 between 9:00 a.m. and 4:00 p.m.
                           Eastern Time on any day the Trust is open. In accord with telephone instructions, the Trust will redeem shares of the Growth Fund at their net asset value next determined after the telephone redemption request is received. Telephone redemption requests made after 4:00 p.m. Eastern Time will be processed as of the close of business on the next business day. Redemption proceeds will, in accord with any prior election made by a shareholder, be mailed to the shareholder's current address, or transmitted by wire to the shareholder's designated bank account. U.S. Bancorp Fund Services, LLC will charge a $15 fee for this wire transfer service. The designated bank must be a member of the ACH network and able to receive electronic transfers in order to use this privilege. Your bank may charge a fee for receiving a wire transfer. Telephone redemption requests will not be processed if the shareholder has changed his or her address within the preceding fifteen (15) days.


                           IRA accounts may not be redeemed via telephone.

                           The telephone redemption privilege may be elected when you open your account. After an account has been opened, a written request must be sent to the transfer agent in order to arrange for telephone redemptions or to make changes in the bank or account receiving the proceeds. The request must be signed by each shareholder of an account and the signature guaranteed.


                           AUTOMATIC INVESTMENT PLAN ("AIP"). The Trust offers an AIP whereby a shareholder may purchase shares on a regular scheduled basis ($50 minimum per transaction up to four times per month). Under the AIP, the shareholder's designated bank account is debited a preauthorized amount and applied to purchase shares. The financial institution must be a member of the ACH network. There is no charge by the Trust or U.S. Bancorp Fund Services, LLC for this service; however, your bank may charge a fee. The transfer agent will charge a fee against your account if there are insufficient funds in the account at the time of the scheduled transaction. The program will automatically terminate upon redemption of all shares in the account.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                           -----------------------------------------------------
RETIREMENT                 Trust shares are available in connection with a wide
PLANS                      variety of tax-qualified retirement and savings plans
                           for individuals, corporate employers and governmental and not-for-profit institutions, including IRAs,
                           SEP-IRAs, Roth IRAs and Coverdell Education Savings
                           Accounts, 401(k) Plans and 457 Plans. Various initial, annual maintenance and participant fees may apply to these retirement and savings plans.
                           Applicable forms and information regarding plan administration, all fees, and other plan provisions are available from the Trust or U.S. Bancorp Fund
                           Services, LLC.




                           -----------------------------------------------------
DIVIDENDS,                 The Growth Fund earns ordinary investment income from
CAPITAL GAINS              dividends and interest on its investments. The Fund
DISTRIBUTIONS              expects to distribute substantially all of this
AND TAXES                  income, less Fund expenses, to shareholders annually,
                           or at such other times as the Fund may elect.

                           The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually.

                           Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Growth Fund has held the underlying investment (not how long you hold your shares in the Fund). Short-term capital gains that are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains that are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate.

                           Dividends and capital gains distributions will be paid to you if you hold shares on the record date of the distribution, regardless of how long you have held your shares. These distributions are paid by the Fund on the basis of the number of shares you own. The Fund's net asset value will decrease by the amount of the distribution on the day the distribution is made. If you buy shares on or shortly before the record date (the date that establishes you as a person to receive the upcoming distribution), you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the Fund's record date before investing.

                           Dividends and capital gains distributions by the Growth Fund are automatically reinvested in additional Fund shares at the share price on the ex-dividend date, unless you choose to have them paid to you directly. If you choose to have distribution checks mailed to you and either the U.S. Postal

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           Service is unable to deliver the check to you or if the check(s) remain outstanding for at least six months, the Fund reserves the right to reinvest the check(s) at the then current net asset value until you notify us with different instructions. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares are taxable to you (unless your investment is in an IRA or other tax-advantaged account). Dividends and capital gains distributions declared in October, November or December and paid in January are taxable in the year in which they are declared. In January of each year, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information also is reported to the IRS as required by law.

                           When you redeem shares in the Fund, you may realize a gain or loss for tax purposes. In January of each year, you will be sent Form 1099-B indicating the date and amount of each redemption of shares of the Fund you made during the prior year. This information also is reported to the IRS as required by law.

                           The Trust is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and share redemption proceeds) paid to shareholders who have not complied with IRS regulations. In order to avoid this backup withholding requirement, you must certify that your Social Security or Taxpayer Identification Number is correct (or that you have applied for such a number and are waiting for it to be issued), and that you are not currently subject to, or are exempt from, backup withholding.




                           -----------------------------------------------------
HOW TO                     Shareholders have the right to redeem (subject to the
REDEEM SHARES              restrictions outlined below) all or any part of their
                           shares in the Growth Fund at a price equal to the net asset value of such shares next computed following receipt of the redemption request in proper form by the Trust. Unless a shareholder has selected the Telephone Redemption Privilege and provided the required information, in order to redeem shares in the Fund, a written request in "proper form" (as explained below) must be sent to the Trust c/o U.S.
                           Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee,
                           Wisconsin 53201-0701. Correspondence sent by overnight delivery services should be sent to the Trust c/o U.S. Bancorp Fund Services, LLC, 3rd Floor,
                           615 East Michigan Street, Milwaukee, Wisconsin
                           53202-5207. A shareholder cannot redeem shares by telephone unless the shareholder is eligible to use the Telephone Redemption Privilege. In addition, the
                           Trust cannot accept requests that specify a particular date for redemption or which specify any other special conditions.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           PROPER FORM FOR ALL REDEMPTION REQUESTS. A redemption request must be in proper form. To be in proper form, a redemption request must include: (i) share certificates, if any, endorsed by all registered shareholders for the account exactly as the shares are registered and the signature(s) must be guaranteed, as described below; (ii) for written redemption requests, a "letter of instruction," which is a letter specifying the Growth Fund by name, the number of shares to be sold, the name(s) in which the account is registered, and the account number. The letter of instruction must be signed by all registered shareholders for the account using the exact names in which the account is registered; in the case of an IRA account, the letter of instruction must indicate whether or not 10% federal income tax should be withheld from the redemption. Failure to provide a withholding election will result in 10% being withheld; (iii) other supporting legal documents, as may be necessary, for redemption requests by corporations, trusts, and partnerships; and (iv) any signature guarantees that are required as described above in (i), or required by the Trust where the value of the shares being redeemed is $10,000 or greater, or where the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees are required if the amount being redeemed is $10,000 or more but generally are not required for redemptions made using the Telephone Redemption Privilege. If proceeds from a redemption made using the Telephone Redemption Privilege are to be sent to a person other than the registered shareholders for the account or to an address or account other than that of record for a period no less than fifteen (15) days prior to the date of the request, then a signature guarantee would be required.

                           Signature guarantees, when required, can be obtained from any one of the following institutions: (i) a bank; (ii) a securities broker or dealer, including a Government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Notaries public are not acceptable guarantors. A redemption request will not be processed and will be held until it is in proper form, as described above.


                           RECEIVING A REDEMPTION PAYMENT. Except under certain emergency conditions, a redemption payment will be sent to the shareholder within seven (7) days after receipt of the corresponding telephone or written redemption request, in proper form, by U.S. Bancorp Fund Services, LLC. There are no redemption fees imposed on any redemption request.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           If a redemption request is with respect to shares purchased by a personal, corporate, or government check within twelve (12) days of the purchase date, the redemption payment will be held until the purchase check has cleared (which may take up to twelve (12) days from the purchase date), although the shares redeemed will be priced for redemption upon receipt of the redemption request. The inconvenience of this twelve (12) day check clearing period can be avoided by purchasing shares with a federal funds wire.

                           MINIMUM ACCOUNT SIZE. Due to the relatively high cost of maintaining accounts, the Trust reserves the right to redeem shares in any account if, as the result of the redemptions, the value of that account drops below $250. A shareholder is allowed at least sixty
                           (60) days, after written notice by the Trust, to make an additional investment to bring the account value up to at least $250 before the redemption is processed.

                           REDEMPTIONS OVER $250,000. Large sales of portfolio securities to meet redemption requests can adversely affect the Investment Manager's ability to implement the Fund's investment strategy. If during any ninety
                           (90) day period, you redeem more than $250,000 of Fund shares, or your redemption amounts to more than 1% of the Fund's net assets, the Fund has the right to pay the difference between the redemption amount and lesser of the two previously mentioned figures with securities from the Fund's portfolio, rather than in cash. This is called "redemption-in-kind". The Fund does not normally expect to redeem in-kind, but reserves the right to do so.



                           -----------------------------------------------------
HOW THE TRUST              INVESTMENT MANAGER. The Growth Fund is managed by
IS MANAGED                 Holland Capital Management, L.P., a Delaware limited
                           partnership whose principal place of business is One
                           North Wacker Drive, Suite 700, Chicago, Illinois
                           60606. The Investment Manager has served as the investment adviser of the Growth Fund since the inception of the Fund in 1996. The Investment Manager also provides investment advisory services to the accounts of private individual and institutional investors, and is a registered broker-dealer and a member of the NASD. The executives and members of the investment management staff have extensive experience in managing investments. Louis A. Holland, the Managing Partner and Chief Investment Officer of the
                           Investment Manager, has served as an investment adviser for the past 25 years.

                           Subject to the authority of the board of trustees, the Investment Manager supervises and directs the day-to-day investments and


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           operation of the Growth Fund in accord with the Fund's investment objective, investment program, policies, and restrictions. The Investment Manager also supervises the overall administration of the Trust, which includes, among other activities, preparing and filing documents required for compliance of the Trust with applicable laws and regulations, preparing agendas and other supporting documents for the meetings of the Board, maintaining the corporate records and books of the Trust, and serving as the Trust's liaison with its independent public accountant and any service providers such as the custodian, transfer agent, and administrator.

                           Holland Capital Management, L.P. also serves as the Distributor of the shares of the Trust. It receives no compensation from the Trust, nor does it charge any fees to shareholders, for its services as Distributor.

                           The Trust pays the Investment Manager, on a monthly basis, an investment management fee based on the Growth Fund's average daily net assets at the following annualized rates: with respect to the Fund, 0.85% of the average daily net assets up to $500 million, 0.75% of the average daily net assets up to the next $500 million, and 0.65% of the average daily net assets in excess of $1 billion. The Investment Manager has contractually agreed to waive its investment management fee and reimburse expenses of the Fund so that the Fund's total annual operating expenses do not exceed more than 1.35%.

                           PORTFOLIO MANAGERS. The persons employed by or associated with the Investment Manager who are primarily responsible for the day-to-day management of the Growth Fund's portfolio are Louis A. Holland, Monica L. Walker and Laura J. Janus. Their business experience for the past five years is as follows: Mr. Holland has served as Managing Partner and Chief Investment Officer of the Investment Manager and Distributor; and President, Treasurer and Director of Holland Capital Management, Inc., the General Partner of the Investment Manager; Ms. Walker and Ms. Janus have served as portfolio managers with respect to the Growth Fund and the Investment Manager's private account clients.

                           -----------------------------------------------------
FINANCIAL                  The financial highlights table is intended to help
HIGHLIGHTS                 you understand the Fund's financial performance for
                           the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP whose reports, along with the Fund's financial statements, are included in the Fund's
                           Annual Report, which is available upon request.

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                    Per Share Data:                         2002          2001         2000          1999          1998
                    Net asset value, beginning
                      of year........................     $16.53        $18.66       $20.87        $19.21        $14.18
                                                         -------       -------      -------       -------       -------
                    Income From Investment Operations:
                      Net Investment Loss..............    (0.02)(1)     (0.04)(1)    (0.07)(1)     (0.03)(1)     (0.02)(1)
                      Net Gains (Losses) on Securities
                      (both realized and unrealized)....   (3.53)        (0.91)       (0.66)         1.76          5.09
                                                         -------       -------      -------       -------       -------
                    Total from investment operations...    (3.55)        (0.95)       (0.73)         1.73          5.07
                                                         -------       -------      -------       -------       -------
                    Less Distributions:
                      Dividends (from net
                        investment income).............       --            --           --            --         (0.01)
                      Dividends (from
                        capital gains).................       --         (1.18)       (1.48)        (0.07)        (0.03)
                                                         -------       -------      -------       -------       -------
                      Total distributions..............       --         (1.18)       (1.48)        (0.07)        (0.04)
                                                         -------       -------      -------       -------       -------
                      Net asset value,
                        end of year....................   $12.98        $16.53       $18.66        $20.87        $19.21
                                                         =======       =======      =======       =======       =======
                    Total return....................... (21.48)%       (5.17)%      (3.58)%         9.01%        35.75%
                    Supplemental Data and Ratios:
                      Net assets, end of year....... $18,292,358   $13,087,056  $10,642,503   $11,171,660    $9,134,903
                      Ratio of expenses to average
                        net assets
                        Before expense
                          reimbursement................    1.86%         2.32%        2.21%         2.48%         2.84%
                        After expense
                          reimbursement................    1.35%         1.35%        1.35%         1.35%         1.35%
                      Ratio of net investment loss
                        to average net assets
                        Before expense
                          reimbursement................  (0.67)%       (1.28)%      (1.21)%       (0.97)%       (1.60)%
                        After expense
                          reimbursement................  (0.16)%       (0.31)%      (0.35)%         0.16%       (0.11)%
                        Portfolio turnover rate........   41.12%        66.95%       52.72%        24.13%        32.84%



                  (1) Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND



                           -----------------------------------------------------
NOTICE OF                  The Lou Holland Growth Fund recognizes and respects
PRIVACY POLICY             the privacy expectations of our customers.1 We are
AND PRACTICES              providing this notice to you so that you will know
                           what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Lou Holland Growth Fund.

                           We collect nonpublic personal information about our customers from the following sources:

                           o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                           o ACCOUNT HISTORY, including information about the transactions and balances in a customer's accounts; and

                           o CORRESPONDENCE, written, telephonic or electronic between a customer and the Lou Holland Growth Fund or service providers to the Lou Holland Growth Fund. We may disclose all of the information described above to certain third parties who are not affiliated with the Lou Holland Growth Fund as permitted by law - for example sharing information with companies who maintain or service customer accounts for the Lou Holland Growth Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts. We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

                           We maintain, and require joint marketers and service providers to the Lou Holland Growth Fund to maintain, policies and procedures designed to assure only appropriate access to, and use of, information about our customers. When information about Lou Holland Growth Fund customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

                           We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Lou Holland Growth Fund.


                           1 For purposes of this notice, the terms "customer" or "customers" include both shareholders of the Lou Holland Growth Fund and individuals who provide nonpublic personal information to the Lou Holland Growth Fund, but do not invest in Lou Holland Growth Fund shares.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                           -----------------------------------------------------
ADDITIONAL                 Additional information about The Lou Holland Trust
INFORMATION                and the Growth Fund is available from several
ABOUT THE                  sources.
LOU HOLLAND
TRUST AND THE              FINANCIAL REPORTS. Additional information about the
GROWTH FUND                Growth Fund's investments is available in the Fund's
                           annual and semi-annual reports. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Growth Fund's performance during its last fiscal year ended December 31, 2002.

                           STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI, dated May 1, 2003, contains detailed information about The Lou Holland Trust and the Growth Fund's investment policies and practices. A current SAI is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference, which means that the SAI is legally a part of the Prospectus.




                           -----------------------------------------------------
HOW TO OBTAIN              To obtain a free copy of the current annual report,
ADDITIONAL                 semi-annual report or SAI, requests can be made:
INFORMATION


                           BY MAIL: Write to: The Lou Holland Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701


                           BY TELEPHONE: Call: 1-800-295-9779

                           BY E-MAIL: Our address is: info@hollandcap.com


                           BY INTERNET: Visit our website at: www.hollandcap.com


                           You also can obtain copies of this information by visiting the EDGAR database on the SEC's website at www.sec.gov, or by visiting or writing to the SEC's Public Reference Section at 450 Fifth Street, Washington, D.C. 20549-0102, or by electronic request to the SEC at the following e-mail address: publicinfo@sec.gov. Information on the Public Reference Section can be obtained by calling 1-202-942-8090. The SEC's Public Reference Section may impose a copying charge for any information you request.






                           The SEC's Investment Company Act File Number for The Lou Holland Trust is 811-7533.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS

LOUIS A. HOLLAND, President, Trustee, and
Chairman of the Board of Trustees
Managing Partner and Chief Investment Officer, Holland Capital Management, L.P.

MONICA L. WALKER, Secretary
Partner and Portfolio Manager, Holland Capital Management, L.P.

LAURA J. JANUS, Treasurer
Partner and Portfolio Manager, Holland Capital Management, L.P.

LESTER H. MCKEEVER, JR., Trustee
Managing Partner, Washington, Pittman & McKeever
Certified Public Accountants & Management Consultants

JOHN H. LOWRY, Trustee
Vice President, The Boston Consulting Group

MANAGER
Holland Capital Management, L.P.
One North Wacker Drive, Suite 700
Chicago, IL 60606
Telephone (312) 553-4830

CUSTODIAN AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone (800) 295-9779

INDEPENDENT AUDITOR
KPMG LLP
Chicago, IL

LEGAL COUNSEL
Jorden Burt LLP
Washington, D.C.




                                   LOU HOLLAND
                                   GROWTH FUND











--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2003

                              THE LOU HOLLAND TRUST
                             One North Wacker Drive
                                    Suite 700
                             Chicago, Illinois 60606

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2003. This Statement of Additional Information has been incorporated by reference into the Prospectus, which means that it is legally a part of the Prospectus. The financial statements and accompanying notes for the years ended December 31, 2002 and 2001 are incorporated herein by reference from the Growth Fund's Annual Report for the year ended December 31, 2002. The Growth Fund's Prospectus and Annual Report may be obtained at no charge by telephoning the Trust at 1-800-295-9779

The date of this Statement of Additional Information is May 1, 2003.


                                TABLE OF CONTENTS


ITEM                                                                      PAGE
----                                                                      ----
  General Information and History                                          B-2
  Investment Restrictions                                                  B-2
  Description of Certain Investments and Policies                          B-3
  Management of The Trust                                                  B-8
  Committees of the Board of Trustees                                      B-9
  Principal Holders of Securities                                          B-9
  Investment Management and Other Services                                 B-10
  Brokerage Allocation and Other Practices                                 B-11
  Purchase and Redemption of Securities Being Offered                      B-12
  Determination of Net Asset Value                                         B-12
  Taxes                                                                    B-13
  Organization of The Trust                                                B-13
  Performance Information About the Growth Fund                            B-14
  Legal Matters                                                            B-15
  Independent Auditors                                                     B-15
  Financial Statements                                                     B-15
   Appendix                                                                B-16

GENERAL INFORMATION AND HISTORY

The Lou Holland Trust (the "Trust") was organized as a Delaware business trust on December 20, 1995 and is registered with the Securities and Exchange Commission ("SEC") pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." The Trust is organized as a series company and currently consists of one series, the Growth Fund. In the future, the Trust may establish additional series.

The Growth Fund is a separate investment portfolio with a distinct investment objective, investment programs, policies, and restrictions. The Fund is managed by Holland Capital Management, L.P. (the "Investment Manager"), which directs the day-to-day operations of the Fund. The Investment Manager also provides administrative services to the Trust. Holland Capital Management, L.P. also serves as distributor (the "Distributor") for the shares of the Fund.

The Trust bears all expenses of its operation, other than those assumed by the Investment Manager. Such expenses include payment for distribution services, transfer agent services, accounting services, certain administrative services, legal fees, registration fees with respect to the shares of the Trust, and payment of taxes.

INVESTMENT RESTRICTIONS

The following investment restrictions apply to the Growth Fund. These restrictions are deemed "fundamental" restrictions, which means they may be changed only by approval of the Fund's shareholders. Except with respect to borrowing money, as described in (2) below, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in that percentage amount resulting from any change in value of the portfolio securities or the Fund's net assets will not result in a violation of such investment restriction.

The Growth Fund will not:

(1) MARGIN AND SHORT SALES: Purchase securities on margin or sell securities short, except that the Growth Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) and (8) below, may make short sales "against the box" (in a short sale "against the box," the Fund sells short a security in which it maintains a long position at least equal in amount to the position sold short), and may obtain short-term credits as may be necessary for clearance of transactions;

(2) SENIOR SECURITIES AND BORROWING: Issue any class of securities senior to any other class of securities, although the Growth Fund may borrow from a bank for temporary, extraordinary or emergency purposes or through the use of reverse repurchase agreements. The Fund may borrow up to 15% of the value of its total assets in order to meet redemption requests. No securities will be purchased when borrowed money exceeds 5% of the Fund's total assets. The Fund may enter into futures contracts subject to (5) below;

(3) REAL ESTATE: Purchase or sell real estate, or invest in real estate limited partnerships, except the Growth Fund may, as appropriate and consistent with its investment objective, investment programs, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4) CONTROL OF PORTFOLIO COMPANIES: Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;

(5) COMMODITIES: Purchase or sell commodities and invest in commodities futures contracts, except that the Growth Fund may enter into futures contracts and options thereon where, as a result thereof, no more than 5% of the total assets for the Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit;

(6) INVESTMENT COMPANIES: Invest in the securities of other open-end investment companies, except that the Growth Fund may purchase securities of other open-end investment companies if immediately thereafter the Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and
(ii) invests no more than 10% of its total assets (taken at market value) in the securities of any one investment company or all other investment companies in the aggregate;

(7) UNDERWRITING: Underwrite securities issued by other persons, except to the extent that the Growth Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase of securities directly from an issuer in accord with the Fund's investment objective, investment programs, policies, and restrictions;

(8) OPTIONS AND SPREADS: Invest in puts, calls, straddles, spreads or any combination thereof, except that the Growth Fund may invest in and commit its assets to writing and purchasing put and call options to the extent permitted by the Prospectus and this Statement of Additional Information;

(9) OIL AND GAS PROGRAMS: Invest in interests in oil, gas, or other mineral exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses;

(10) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES: Purchase or retain the securities of any issuer if the officers and Trustees or the Investment Manager individually own more than 1/2 of 1% of the securities of such issuer or collectively own more than 5% of the securities of such issuer;

(11) LOANS: Make loans, except that the Growth Fund in accord with its investment objective, investment program, policies, and restrictions may: (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes; (ii) purchase money market securities and enter into repurchase agreements, provided such repurchase agreements are fully collateralized and marked to market daily; and (iii) lend its portfolio securities in an amount not exceeding one-third the value of the Fund's total assets;

(12) UNSEASONED ISSUERS: Invest more than 5% of its total assets in securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities;

(13) RESTRICTED SECURITIES, ILLIQUID SECURITIES AND SECURITIES NOT READILY
MARKETABLE: Knowingly purchase or otherwise acquire any security or invest in a repurchase agreement maturing in more than seven days, if as a result, more than 15% of the net assets of the Growth Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. The Fund may invest without limitation in "restricted securities" (securities which are subject to legal or contractual restrictions on resale) provided such securities are considered to be liquid;

(14) MORTGAGING: Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Growth Fund, except as may be necessary in connection with (i) permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 15% of the Fund's total assets in order to secure such borrowings) and (ii) the use of options and futures contracts;

(15) DIVERSIFICATION: Make an investment unless 75% of the value of the Growth Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that no more than 5% of the value of the Fund's total assets would be invested in any one issuer. As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized; or

(16) CONCENTRATION: Invest 25% or more of the value of its total assets in any one industry, except that the Growth Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

DESCRIPTION OF CERTAIN INVESTMENTS AND POLICIES

The following is a description of certain types of investments that may be made by the Growth Fund and of certain investment policies that may be followed by the Fund.

MONEY MARKET INSTRUMENTS

The Growth Fund may invest in high-quality money market instruments in order to enable it to: (i) take advantage of buying opportunities; (ii) meet redemption requests or ongoing expenses; or (iii) take defensive action as necessary, or for other temporary purposes. Money market instruments generally are short-term debt instruments that have at the time of purchase remaining maturities of less than 397 days. The money market instruments that may be used by the Fund include:

U.S. GOVERNMENT OBLIGATIONS: These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable Government security, have a maturity of up to one year and are issued on a "discount" basis, that is, at a price less than the face value of the instrument at its maturity. The accretion of value of the instrument from its purchase price to its disposition or maturity represents interest earned.

U.S. GOVERNMENT AGENCY SECURITIES: These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the U.S. Postal Service. These securities are either: (i) guaranteed by the U.S. Treasury (e.g., GNMA mortgage-backed securities); (ii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., FNMA Discount Notes); or (iii) supported only by the issuing agency's or instrumentality's own credit (e.g., each of the Federal Home Loan Banks).

BANK AND SAVINGS AND LOAN OBLIGATIONS: These include, among others, certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With bankers' acceptances, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. In the case of domestic banks, the Growth Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is a member of the Federal Deposit Insurance Corporation ("FDIC"), or in the case of savings and loan associations, insured by the FDIC; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Fund will not invest in time deposits maturing in more than seven days.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE DEBT INSTRUMENTS: These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 397 days generally are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Growth Fund may purchase corporate debt securities having no more than 397 days remaining to maturity at the date of settlement.

REPURCHASE AGREEMENTS: The Growth Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist of high-quality debt securities and must be determined to present minimal credit risks. Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark to market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Growth Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by the Board and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities.

SECURITIES OF FOREIGN ISSUERS

As described in the Prospectus, the Growth Fund also may purchase equity and equity-related securities of foreign issuers. Also as described in the Prospectus, the Fund may purchase American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations generally are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers.

Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis. Investments in foreign securities involve certain risks that are not typically associated with investing in domestic issuers, including: (i) less publicly available information about the securities and about the foreign company or government issuing them; (ii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iii) stock markets outside the U.S. may be less developed or efficient than those in the U.S. and government supervision and regulation of those stock markets and brokers and the issuers in those markets is less comprehensive than that in the U.S.; (iv) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; (v) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the U.S.; (vi) fixed brokerage commissions on certain foreign stock exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; (vii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect U.S. investments in those countries; and (viii) foreign securities denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Specifically, to facilitate its purchase of securities denominated in foreign currencies, the Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. The Fund does not intend to hedge its foreign currency risks and will engage in currency exchange transactions on a spot (i.e., cash) basis only at the spot rate prevailing in the foreign exchange market.

EQUITY SECURITIES

As stated in the Prospectus, the Growth Fund invests primarily in the common stocks of a diversified group of companies that have (i) demonstrated historical growth of earnings faster than the general market, (ii) earnings growth stability, (iii) a return on equity higher than the general market, and (iv) whose dividend growth is typically greater than that of the market.

CONVERTIBLE (AND EXCHANGEABLE) SECURITIES

Convertible and exchangeable securities may be converted or exchanged at either a stated price or stated rate into underlying shares of common stock. These securities have characteristics similar to both fixed-income and equity securities.
A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

OPTIONS AND FUTURES CONTRACTS

The Growth Fund may "write" (sell) covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph and in the Fund's investment restrictions set forth in this Statement of Additional Information. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Fund may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. However, the Fund may not write put options or purchase or sell futures contracts or options on futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A "covered" call option is a call option written by the Fund with respect to a security owned by the Fund. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right or obligation to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Growth Fund may invest in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Investment Manager. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Fund will be able to close an unlisted or listed option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Growth Fund must make a deposit of an initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and movements in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements.

Successful use of options and futures by the Growth Fund is subject to the Investment Manager's ability correctly to predict the direction of movements in the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it, and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In some circumstances, the Fund may realize a lower return or a greater loss than if the hedging transaction had not been entered into at all. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in the pricing of futures contracts. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

ILLIQUID SECURITIES

The Growth Fund will not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Investment Manager will monitor the liquidity of such restricted securities under the supervision of the Board.

The Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in commercial paper, thus providing liquidity. The Fund believes that commercial paper and certain other restricted securities that meet the criteria for liquidity established by the Board, as contemplated by SEC Rule 144A, are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Board, including commercial paper and other securities, as determined by the Investment Manager, as liquid and not subject to the investment limitations applicable to illiquid securities.

Rule 144A adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to a restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The institutional market for certain restricted securities such as institutional commercial paper and debt securities of large-capitalization foreign issuers has continued to expand as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASDAQ Stock Market, Inc.

WARRANTS

The Growth Fund may invest in warrants, which are certificates that give the holder the right to buy a specific number of shares of a company's stock at a stipulated price within a certain time limit (generally, two or more years). Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES

The Growth Fund may utilize up to 5% of its total assets to purchase securities on a "when-issued" basis, which normally settle within 30 to 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the Investment Manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued basis, the yields obtained may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When the Fund agrees to purchase when-issued securities, its custodian will set aside in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations or other liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER INVESTMENT COMPANIES

The Growth Fund may also invest up to 10% of its total assets in the securities of other investment companies, including closed-end investment companies, in accord with Section 12(d)(1)(A) of the 1940 Act. Such investment in other investment companies will take into consideration the operating expenses and fees of these companies, including advisory fees, as such expenses may reduce investment return.


The Growth Fund also may invest in another type of investment company called an exchange-traded fund ("ETF"), including SPDRs (Standard and Poor's Depositary Receipts) and HOLDRs (Holding Company Depositary Receipts). ETFs are a recently developed type of investment security, representing an interest in a passively managed portfolio of securities selected to replicate a securities index, such as the Standard & Poor's 500 Index or the Dow Jones Industrial Average, or to represent exposure to a particular industry or sector. Most ETFs currently available hold only common stocks or other equity securities, but new ETFs are being created on a regular basis, and may include ETFs that invest in fixed income securities or other types of investments. Unlike open-end mutual funds, the shares of ETFs and closed-end investment companies are not purchased and redeemed by investors directly with the fund, but instead are purchased and sold through broker-dealers in transactions on a stock exchange. Because ETF and closed-end fund shares are traded on an exchange, they may trade at a discount from or a premium to the net asset value per share of the underlying portfolio of securities. As a relatively new type of security, the trading characteristics of ETFs may not yet be fully developed or understood by potential investors. In addition to bearing the risks related to investments in equity securities, investors in ETFs intended to replicate a securities index bear the risk that the ETFs performance may not correctly replicate the performance of the index. Investors in ETFs, closed-end funds and other investment companies bear a proportionate share of the expenses of those funds, including management fees, custodial and accounting costs, and other expenses. Trading in ETF and closed-end fund shares also entails payment of brokerage commissions and other transaction costs that are not incurred in connection with investments in open-end mutual funds.


LENDING OF PORTFOLIO SECURITIES

In order to generate income, the Growth Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets, to broker-dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Investment Manager for the Fund has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash (which may be invested in accord with the Fund's investment program) or U.S. Government securities, equal to at least 100% of the value of the securities loaned at all times. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent. The Fund also may receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. The Fund will retain the right to call, upon notice, the securities lent in order to exercise voting rights or for any other reason. The principal risk of lending portfolio securities is the potential insolvency of the broker-dealer or other borrower. There may be delays in recovery, or even loss of rights in the collateral, should the borrower fail financially. The Investment Manager reviews the creditworthiness of the entities to which loans are made to evaluate those risks.

CERTAIN POLICIES TO REDUCE RISK

The Growth Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will (i) not purchase the securities of any company if, as a result, the Fund's holdings of that issue would amount to more than 5% of the value of the Fund's total assets, or more than 25% of the value of total assets would be invested in any one industry; and (ii) not borrow money except for temporary purposes and then only in amounts not exceeding 15% of the value of its total assets. The Fund will not borrow in order to increase income, but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Limitation (i) does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities or instruments secured by such obligations such as repurchase agreements, or to cash or cash items. These investment policies are deemed fundamental and may be changed only by approval of the Fund's shareholders.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets.

In addition, it is a fundamental investment policy that the Growth Fund may invest no more than 20% of its total assets in securities of foreign issuers. The Fund adheres to certain other fundamental investment policies, which are set forth in this Statement of Additional Information.

These fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the Growth Fund. The 1940 Act defines the term "majority of the outstanding voting shares" to mean the lesser of (i) 67% of the shares of the Fund present at a meeting where the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The management of the Trust's business and affairs is the responsibility of its Board of Trustees. Although the Board is not involved in the day-to-day operations of the Trust, the Board has the responsibility for establishing broad operating policies and supervising the overall performance of the Trust.

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------
            (1)                   (2)           (3)               (4)                (5)                    (6)
                              POSITION(S)     TERM OF          PRINCIPAL             # OF        OTHER DIRECTORSHIPS HELD

  NAME, ADDRESS, AND AGE       HELD WITH     OFFICE*AND      OCCUPATION(S)        PORTFOLIOS            BY TRUSTEE
                                 FUND        LENGTH OF      DURING LAST FIVE        IN FUND

                                            TIME SERVED          YEARS              COMPLEX
                                                                                 OVERSEEN BY
                                                                                   TRUSTEE
---------------------------- -------------- ------------- --------------------- --------------- ----------------------------
Disinterested Trustees

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

James H. Lowry               Independent    (Elected      Vice President, The         1                    None
One North Wacker Drive,      Trustee        November      Boston Consulting
Suite 700, Chicago,                         19, 2002)     Group
Illinois  60606                                           President & CEO,
Age 64                                                    James H. Lowery &
                                                          Associates


---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

Lester H. McKeever           Independent    7 years       Managing Partner            1         Board Member, MBIA
One North Wacker Drive,      Trustee                      and Director,                         Insurance Corp., Photogen
Suite 700, Chicago,                                       Washington, Pittman                   Technologies, Peoples
Illinois  60606                                           & McKeever                            Energy Corporation
Age 68                                                    (Certified Public

                                                          Accountants and
                                                          Management
                                                          Consultants)
---------------------------- -------------- ------------- --------------------- --------------- ----------------------------
Interested Trustees

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

Louis A. Holland             Trustee and    7 years       Managing Partner
One North Wacker Drive,      President                    and President,              1         Board of Directors of the
Suite 700, Chicago,                                       Holland Capital                       Packaging Corporation of
Illinois 60606                                            Management, LP                        America, Mason Street
Age 61                                                                                          Funds, Inc./Northwestern
                                                                                                Mutual Series Fund, Inc.



---------------------------- -------------- ------------- --------------------- --------------- ----------------------------
---------------------------- -------------- ------------- --------------------- --------------- ----------------------------
         Officers

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

Laura J. Janus               Treasurer      7 years       Partner and                 1                    None
One North Wacker Drive,                                   Portfolio Manager,
Suite 700, Chicago,                                       Holland Capital
Illinois 60606                                            Management, LP
Age 55

---------------------------- -------------- ------------- --------------------- --------------- ----------------------------

Monica L. Walker             Secretary      7 years       Partner and                 1                    None
One North Wacker Drive,                                   Portfolio
Suite 700, Chicago,                                       Manger, Holland
Illinois 60606                                            Capital Management,
Age 44                                                    LP




---------------------------- -------------- ------------- --------------------- --------------- ----------------------------


*Each trustee and officer of the Fund is elected to serve for an indefinite term, until his or her death, resignation or removal from office.


Mr. Holland, Ms. Walker and Ms. Janus each is an "interested person" of the Fund because of his or her employment by and ownership interest in Holland Capital Management, L.P., the Investment Manager and Distributor of the Fund.

As used in the foregoing table, and in several other tables that follow in this SAI, the term "Fund Complex" is defined by the SEC to include two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or investment advisers that are affiliated with one another. As applied to the Trust, the term "Fund Complex" includes only the Growth Fund.

COMMITTEES OF THE BOARD OF TRUSTEES


The Board has an Audit Committee. The duties of the committee and present membership is as follows:

AUDIT COMMITTEE: The Audit Committee selects the Trust's independent public accountants, approves the terms of their engagement and compensation, and meets with the Trust's independent public accountants at least once annually to discuss the scope and results of the annual audit of the Growth Fund and such other matters as the Audit Committee members may deem appropriate or desirable. Mr. McKeever and Mr. Lowry, each of whom is a disinterested Trustee, are the members of the Audit Committee. During the Trust's fiscal year ended December 31, 2002, the Audit Committee met one time.


CERTAIN POSITIONS, RELATIONSHIPS AND OWNERSHIP INTERESTS OF DISINTERESTED
TRUSTEES

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, holds or has held within the two previous calendar years any position, including as an officer, employee, director, or general partner, with any of: (i) the Fund; (ii) a registered or unregistered investment company having the same investment adviser or principal underwriter as the Fund, or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Fund; (iii) an investment adviser, principal underwriter or affiliate person of the Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owns beneficially or of record any security in: (i) the investment adviser or principal underwriter of the Fund; or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

OWNERSHIP BY TRUSTEES OF EQUITY SECURITIES OF THE FUND


As of March 31, 2003, the Trustees of the Trust owned the following amounts of equity securities in the Growth Fund:


    ------------------------------ ----------------------------- ---------------------------------------------------------
                 (1)                           (2)                                         (3)
                                      DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL


           NAME OF TRUSTEE            SECURITIES IN THE FUND      REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
                                                                              FAMILY OF INVESTMENT COMPANIES

    ------------------------------ ----------------------------- ---------------------------------------------------------

    James H. Lowry                             -0-                                         -0-

    ------------------------------ ----------------------------- ---------------------------------------------------------
    Lester H. McKeever                  $50,001 - $100,000                          $50,001 - $100,000

    ------------------------------ ----------------------------- ---------------------------------------------------------
    Louis A. Holland                      Over $100,000                               Over $100,000
    ----------------------------------------------------------------------------------------------------------------------

     None of the disinterested Trustees nor any member of his family owns any securiy of the Investment Manager, Distributor, or any other affiliated person of the Trust.


    TRUSTEE COMPENSATION The following table describes the compensation provided by the Trust for the fiscal year ended December 31, 2002:



---------------------------------------------------------------------------------------------------------------------------
         (1)                      (2)                     (3)                      (4)                     (5)
                                AGGRGATE          PENSION RETIREMENT      ESTIMATED BENEFITS      TOTAL COMPENSATION
      NAME OF PERSON          COMPENSATION     BENEFITS ACCRUED AS PART   UPON RETIREMENT OF             FROM
        POSITION                FROM FUND         OF FUND EXPENSES          TRUST EXPENSES          THE TRUST PAID TO
                                                                                                        TRUSTEES
    -----------------------------------------------------------------------------------------------------------------------

    James H. Lowry
    Trustee and Member of          -0-                    0                         0                       -0-
    Audit Committee

    ------------------------ ---------------- --------------------------- ----------------------- -------------------------
    Lester H. McKeever

    Trustee and Member of        $2,000                   0                         0                      $2,000
    Audit Committee

    ------------------------ ---------------- --------------------------- ----------------------- -------------------------


John Mabie, a Trustee and member of the Audit Committee resigned from the Board of Trustees effective August 29, 2002. He received no compensation from the Trust during the fiscal year ended December 31, 2002 for his services as a Trustee.

Kenneth R. Meyer, a Trustee and member of the Audit Committee resigned from the Board of Trustees effective March 17, 2003. He received total compensation from the Trust during the fiscal year ended December 31, 2002 in the amount of $2.000 for his services as a Trustee.


Trustees who are interested persons of the Trust, as that term is defined by the 1940 Act, do not receive compensation from the Trust. Each disinterested Trustee receives $500 per Board of Trustee meeting attended and $250 per Audit Committee meeting attended. The Trust has not adopted any pension or retirement plan that would provide benefits to Trustees upon retirement from service on the Board of Trustees.

PRINCIPAL HOLDERS OF SECURITIES


The names, addresses, and percentages of ownership of each person who owns of record or beneficially five percent or more of the Growth Fund's shares as of March 31, 2003 are listed below:



    Name                        Address                       Percentage
    VALIC Separate Account A    2919 Allen Pkwy # L7-01       62.92%
                                Houston, TX 77019-2142

Shares are sold only to VALIC Separate Account A in connection with certain variable insurance contracts. Pursuant to Securities and Exchange Commission requirements, owners of those contracts have pass-thru voting privileges with regard to Fund matters; notwithstanding that the contract owners do not own the Fund shares. Thus, VALIC does not have voting powers with regard to Fund matters.

As of March 31, 2003, Trustees and officers of the Trust, as a group, owned 1.27% of the Growth Fund's outstanding voting securities.


INVESTMENT MANAGEMENT AND OTHER SERVICES

THE INVESTMENT MANAGER
Holland Capital Management, L.P., One North Wacker Drive, Suite 700, Chicago, Illinois 60606, serves as Investment Manager of the Trust pursuant to an Investment Management and Administration Agreement that has been approved by the Board, including a majority of independent Trustees.


The Investment Manager is a Delaware limited partnership, the general partner of which is Holland Capital Management, Inc., and the limited partners of which are Louis A. Holland, Laura J. Janus, Monica L. Walker, Catherine E. Lavery, and HCM Investments, Inc., a Delaware corporation. The general partner is an Illinois corporation that is wholly owned and controlled by Mr. Holland, who also is the majority owner and controlling person of HCM Investments, Inc. Ms. Janus, Ms. Walker and Ms. Lavery each is an executive of the Investment Manager, and together own a minority of the limited partnership interests in the Investment Manager, directly and indirectly through minority interests in HCM Investments, Inc. Ms. Janus and Ms. Walker are officers of the Trust. Mr. Holland owns a majority of the limited partnership interests in the Investment Manager, directly and indirectly through his majority ownership of HCM Investments, Inc. Mr. Holland is the managing partner and chief investment officer of the Investment Manager and is a trustee of the Trust. Prior to 2002, HCM Investments, Inc. carried on business as a securities broker-dealer, and served as the principal underwriter and Distributor of the Trust's shares. In a reorganization transaction that became effective January 1, 2002, HCM Investments, Inc. transferred its broker-dealer business operations to the Investment Manager in exchange for a limited partnership interest in the Investment Manager.



Investment management fees are paid to the Investment Manager monthly at the following annualized rates based on a percentage of the average daily net asset value of the Growth Fund: 0.85% of average daily net assets up to $500 million, 0.75% of average daily net assets up to the next $500 million, and 0.65% of average daily net assets in excess of $1 billion. The Investment Manager has contractually agreed to waive its management fee and reimburse expenses in an amount that operates to limit total annual operating expenses of the Growth Fund to not more than 1.35% of the Growth Fund's average daily net assets. The investment management fees paid to the Investment Manager during the past three fiscal years are as follows:

     ---------------------- ----------------------- -------------------------------- ----------------------------
      Fiscal Year Ending       Investment                                               Investment Management
          December 31        Management Fee             Investment Management Fee        Fee Paid to Adviser
                              Before Waiver                     Waived

    ------------------------ ------------------------------------------------------------------------------------

              2002                  $141,221                     $85,906                       $55,315

      ---------------------- ----------------------- -------------------------------- ---------------------------

              2001                  $92,262                      $92,262                        - 0 -

      ---------------------- ----------------------- -------------------------------- ---------------------------

              2000                  $95,095                      $95,095                        - 0 -

      ---------------------- ----------------------- -------------------------------- ---------------------------

In addition to the duties set forth in the Prospectus, the Investment Manager, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (ii) place orders and negotiate the commissions (if any) for the execution of transactions in securities with or through broker-dealers, underwriters, or issuers; (iii) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (iv) obtain and evaluate business and financial information in connection with the exercise of its duties.

The Investment Manager will also furnish to or place at the disposal of the Trust such information and reports as requested by or as the Investment Manager believes would be helpful to the Trust. The Investment Manager has agreed to permit individuals who are among its officers or employees to serve as Trustees, officers, and members of any committee or advisory board of the Trust without cost to the Trust. The Investment Manager has agreed to pay all salaries, expenses, and fees of any Trustees or officers of the Trust who are affiliated with the Investment Manager.

Under the 1940 Act, an investment advisory contract initially must be approved by a vote of the majority of outstanding voting securities of the investment company (which, in the case of a newly organized fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the trustees or by a vote of the majority of the outstanding voting securities of the investment company.

Further, the 1940 Act requires that an investment advisory contract, or the continuance thereof, be approved by a vote of the majority of the trustees who are not interested persons of the fund, the fund's adviser or the distributor, cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon a fund's trustees to request and evaluate, and a corresponding duty upon the investment adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the contract.

The Trustees of the Growth Fund are presented at each of their regular meetings with reports and analyses by the Investment Manager regarding (i) the investment performance of the Growth Fund, in relation to benchmark indices and in relation to other funds having similar investment objectives, (ii) Fund brokerage, and
(iii) portfolio compliance matters. The Trustees review and consider these reports as part of their responsibility to manage the affairs of the Trust. These reports also form a part of the information considered by the Trustees in determining whether to approve the investment management contract with the Investment Manager.


The current investment management contract of the Fund was approved by the Trustees at their meeting on March 11, 2003. At that meeting, the Trustees were presented with information regarding


     o    the nature and extent of the services provided by the Investment
          Manager,

     o    the cost of those services,

     o    the Investment Manager's personnel providing services to the Fund,

     o the long-term and short-term investment performance of the Fund in relation to its benchmark indices and in relation to other mutual funds having similar investment objectives,

     o    overall expenses of the Fund,

     o    brokerage transactions and the cost thereof,

     o    the financial condition of the Investment Manager,

     o    conflicts of interest relating to the Investment Manager, and

     o the effect of the Fund's relatively small size, and prospects for future growth, as those factors relate to investment performance and expenses.


Of particular interest to the Trustees in their deliberation were the Fund's total expenses and the level of investment advisory fees in relation to the fees and expenses of other mutual funds having similar investment objectives, as well as the investment performance of the Fund in relation to such other mutual funds and in relation to the Fund's benchmark indices. Comparative data reviewed by the Trustees indicated that, while the expenses of the Fund were significantly higher than the average of peer group mutual funds, this largely appeared due to the relatively small size of the Fund. It further was noted that the total expenses of the Fund as a percentage of assets have declined during the most recent fiscal year. The comparative data further indicated that, while the investment advisory fee also was moderately higher than the average of peer group funds, the Fund's short-term and long-term investment performance exceeded its benchmark indices. The Fund's performance was superior to the average of peer group funds.


CODE OF ETHICS
The Trust adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with the Trust. The Investment Manager has included similar provisions in its Code of Ethics. The Codes require all access persons to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. The Codes also contain other restrictions applicable to specified types of transactions. In addition, all employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Any material violation of the Codes relating to the Trust is reported to the Board of the Trust. The Board also reviews the administration of the Codes on an annual basis.

THE DISTRIBUTOR AND DISTRIBUTION SERVICES
The Investment Manager serves as the principal underwriter and distributor (the "Distributor") of the shares of the Growth Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Please refer to the description above of the ownership and control of the Investment Manager by persons who are affiliated persons of the Trust.

The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing such services. The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act, but reserves the right to do so with respect to the Growth Fund, any future series of shares or any future classes of shares of any series. No compensation was paid to the Distributor for distribution services for the year ended December 31, 2002.


Holland Capital Management, L.P., as Investment Manager and Distributor, may provide direct or indirect compensation to financial services firms, at its own expense, in connection with the promotion by such firms of the Fund and the sale of shares of the Fund, and for services provided to shareholders of the Fund by such firms. Direct compensation may include payments of finder's fees and asset retention fees and, in the case of financial intermediaries that invest in the Fund through omnibus accounts representing the interests of multiple investors, payments to the intermediary to defray the intermediary's administrative and service expenses. Indirect compensation may include financial assistance in developing sales programs and marketing literature, or payment or reimbursement of expenses of financial services firms' sales seminars, sales training activities and other financial services firm events or activities.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to written agreements between it and U.S. Bank, NA and U.S. Bancorp Fund Services, LLC, U.S. Bank, NA serves as custodian, and U.S. Bancorp Fund Services, LLC serves as transfer agent and dividend disbursing agent for the Trust. The principal business address of U.S. Bancorp Fund Services, LLC is 615 East Michigan Street, Post Office Box 701, Milwaukee, Wisconsin 53201-0701. The fees and certain expenses of U.S. Bancorp Fund Services, LLC for providing these services are paid by the Trust.

ADMINISTRATOR.
Fiduciary Management, Inc. ("Fiduciary"), the principal business address of which is 225 East Mason Street, Milwaukee, Wisconsin 53202, provides mutual fund accounting, administrative, recordkeeping, tax-related and other reporting services for the Trust pursuant to a written agreement between the Trust and Fiduciary. The fees and certain expenses of Fiduciary for providing these services are paid by the Trust.


BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board, the Investment Manager is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

The purchase or sale of debt securities and equities traded in the "over-the-counter" markets usually is effected on a principal basis directly with issuers or with securities dealers. In general, the price paid or received in such transactions is on a "net" basis which does not include any explicit "commission," but which does include the dealer's "mark up" or "mark down." However, some securities dealers execute transactions in "over-the-counter" equities on an explicit fee basis, similar to agency transactions in exchange-traded equities, and the Investment Manager may choose to effect transactions in over-the-counter equities with such dealers on that basis, rather than on a "net" basis. Debt securities also may be purchased in underwritten offerings, which generally include a specific amount of compensation to the underwriters, usually referred to as an underwriting "discount" or selling concession.

In selecting brokers and dealers to effect transactions for the accounts of the Fund, the Investment Manager's primary consideration is to seek to obtain the execution of client transactions at the most favorable overall price and in the most effective manner ("best execution"). the Investment Manager's trading personnel consider a number of factors, including research services, if any, provided by the broker to the Investment Manager; the price of the security to be traded; expertise in the particular type of security or transaction, access to relevant markets, size or value of the order and the liquidity of the security to be purchased or sold, prior experience of the Investment Manager with the broker or dealer, commission to be charged, clearance and settlement capabilities, and commission to be charged, if any. After consideration of these factors, the Investment Manager's trading personnel may choose, subject to the Investment Manager's policy of seeking "best execution," a broker or dealer which changes a commission or mark-up or mark-down in excess of that which might have been charged by another broker or dealer for execution of the same transaction.

The Investment Manager's Investment Policy Committee ("IPC"), with advice, assistance and information from trading desk personnel, has established procedures whereby it monitors and periodically evaluates the cost and quality of execution services provided by brokers selected by the Investment Manager to execute transactions for the accounts of the Fund and other investment advisory clients. Pursuant to those procedures, the IPC also monitors trading technologies and market developments which might affect the Investment Manager's selection of brokers, dealers and markets to execute transactions for the Fund and other clients, and approves and monitors soft dollar arrangements regarding investment research and related services provided by brokers to the Investment Manager.

With respect to research services, the IPC meets periodically, generally at least quarterly, to establish and review the allocation of commissions paid for the execution of the Fund's and other clients' transactions to brokers that provide research services to the Investment Manager, and to "rank" brokers based on the value of the research services they provide. These rankings are used as one factor in the Investment Manager's selection of brokers to effect transactions for the Fund and other client accounts.


The Investment Manager receives from brokers a wide variety of investment research information and services, including written and oral reports and analyses from brokerage firm analysts on companies, industries or market segments; compilations of company or security data; market information and quotation equipment and data services, including related software; attendance at conferences and seminars on investment topics, and portfolio analysis software, data and reports. Certain of these research services are proprietary to the broker that provides them, while others, such as the The Analyst's Accounting Observer, Baseline, Ned Davis Research, ISI Group, the Attribution Report and US Equity Profile Report, produced by Frank Russell Co., Communications Computing Report, S&P Survey Reports, Bloomberg, Value Line, GICS Direct, and the Bond Edge service produced by Capital Management Sciences, are produced by third parties but provided to HCM by a broker. Where a service is produced by a third party but provided to the Investment Manager by a broker, the broker generally requests of the Investment Manager a specific dollar amount of commissions in respect of such research service. Third party services also generally may be purchased for cash directly from the third parties that produce them. There generally is no specific dollar amount of commissions associated with the provision by brokers of proprietary research information and services. The Investment Manager endeavors to direct to brokers that provide it with either proprietary or third party research services commissions in amounts sufficient to ensure continued receipt of services the Investment Manager believes to be of value in making investment decisions for advisory clients, including the Fund. Research services provided to the Investment Manager by brokers to which the Investment Manager directs Fund and other client commissions may be used by the Investment Manager in making investment decisions for any or all of its client accounts, including the Fund, and the use of a particular service by the Investment Manager is not limited to, and may not be used at all in making decisions for, the accounts of the Fund or other clients whose transactions are directed to the broker providing the research service.


Some third party services, including specifically the Frank Russell US Equity Profile Report noted above, are used by the Investment Manager both for investment research purposes and for non-research purposes such as presentations to prospective clients or reports to existing clients on their portfolios. Where the Investment Manager uses such a service both for research and for non-research purposes, it makes a good faith allocation of the cost of such service between the research and non-research uses of the service. The portion of the cost allocable to non-research use of the service is paid by the Investment Manager, while the portion allocable to investment research use may be paid by the direction of commissions on Fund and other advisory client transactions to the broker providing the service.

The Investment Manager is subject to a conflict of interest in allocating commissions paid by the Fund and other clients on transactions for their accounts to brokers that provide research services to it, in that such arrangements result in the provision to the Investment Manager of services for which it might otherwise be obliged to pay from its own funds. The Investment Manager believes this conflict of interest is mitigated by its policy of seeking "best execution" of client transactions. The Investment Manager is subject to a further conflict of interest in allocating the cost of services that have both research and non-research uses, which it endeavors to resolve through making such allocations in good faith.

With respect to transactions for the account of Growth Fund, consistent with the requirements of the rules of the NASD, sales of shares of the Fund by a broker-dealer may be considered by the Investment Manager as an additional factor in the selection of brokers and dealers to execute transactions.

The Investment Manager currently provides investment advice to other entities and advisory accounts that have investment programs and an investment objective similar to the Growth Fund. Accordingly, occasions may arise when the Investment Manager may engage in simultaneous purchase and sale transactions of securities that are consistent with the investment objective and programs of the Fund, and other accounts. On those occasions, the Investment Manager will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Board. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, the Investment Manager will seek to achieve the same average unit price of securities for each entity and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased or sold by each entity. Such procedures may, in certain instances, be either advantageous or disadvantageous to the Fund.

The Investment Manager is a registered broker-dealer, and may act as broker for the Growth Fund, in conformity with the securities laws and rules thereunder. In order for the Investment Manager to effect any portfolio transactions for the Fund on an exchange or board of trade, the commissions received by the Investment Manager must be reasonable and fair compared to the commission paid to other brokers in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the Investment Manager to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Board has adopted procedures for evaluating the reasonableness of commissions, if any, paid to the Investment Manager, and periodically will review those procedures and the amount of commissions actually paid to the Investment Manager, if any. The Investment Manager does not act as principal in effecting any portfolio transactions for the Fund or the accounts of other advisory clients.


For the fiscal years ended December 31, 2000, 2001 and 2002, total brokerage commissions paid by the Growth Fund were $5,354, $23,278, and $39,471, respectively. No brokerage commissions were paid by the Fund during its last three fiscal years to the Investment Manager, nor to any broker-dealer that is an affiliated person of the Fund, the Investment Manager or Distributor.

Pursuant to the policies and procedures described above regarding the consideration of research services provided to the Investment Manager as a factor in the selection of brokers and dealers to execute transactions for the account of the Fund, during the fiscal year of the Fund ended December 31, 2002, the Investment Manager directed the following amounts of transactions and commissions to brokers that provided it with investment research:


     ------------------------- --------------------------- ------------------
            BROKER-DEALER      GROSS VALUE OF TRANSACTIONS    COMMISSIONS

     ------------------------- --------------------------- ------------------

     Autranet                          $1,864,094               $3,575

     ------------------------- --------------------------- ------------------

     ISI Group, Inc.                    $761,774                $1,438

     ------------------------- --------------------------- ------------------

The Fund did not own or acquire during its most recent fiscal year any security of its regular broker-dealers or their respective parent companies.

PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

The shares of the Growth Fund are offered to the public for purchase directly through the Distributor. The offering and redemption price of the shares of the Fund are based upon the Fund's net asset value per share next determined after a purchase order or redemption request has been received in good order by the Fund. See "Determination of Net Asset Value" below. The Trust intends to pay all redemptions of the shares of the Fund in cash. However, the Trust may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election under which the Fund will be committed to pay in cash to any shareholder of record of the Fund, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not intend in general to make redemptions-in-kind but reserves the tight to do so.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Growth Fund may only be suspended (i) for any period during which trading on the New York Stock Exchange ("Exchange") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Growth Fund is normally calculated as of the close of trading on the Exchange on every day the Exchange is open for trading. The Exchange is open Monday through Friday except on national holidays.

The assets of the Growth Fund are valued as follows:

Equity assets are valued based on market quotations, or if market quotations are not available, by a method that the Board believes accurately reflects fair value.

All money market instruments held by the Growth Fund are valued on an amortized cost basis. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at prices obtained from an independent pricing service. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Investment Manager deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used.

Securities traded in foreign markets usually are valued on the basis of the most recent closing market prices at 4:00 p.m. Eastern Time. Most foreign markets close at least several hours before that time, and foreign markets sometimes are closed for holidays or other reasons on days on which the NYSE is open. Normally, developments that could affect the values of foreign securities held by the Fund that occur between the close of trading on the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the Fund's net asset value, the Fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4:00 p.m. Eastern Time.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued in good faith by the Board using its best judgment.

TAXES

The Trust intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such, it will not be subject to federal income tax on any income and capital gains distributed to its shareholders. Under Subchapter M of the Code, the Trust must satisfy certain requirements regarding the character of investments in the Trust, investment diversification, and distribution.

In general, to qualify as a RIC, at least 90% of the gross income of the Trust for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of securities.

A RIC must distribute to its shareholders 90% of its ordinary income and net short-term capital gains. Moreover, undistributed net income may be subject to tax at the RIC level.

In addition, the Trust must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gains net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. The Trust intends to make the required distributions, but cannot guarantee that it will do so. Dividends attributable to the Trust's ordinary income are taxable as such to shareholders in the year in which they are received.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the Growth Fund for more than 45 days and the Trust retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of capital gains net income reflects the Trust's excess of net long-term gains over its net short-term losses. The Trust must designate income dividends and distributions of capital gains net income and must notify shareholders of these designations within sixty days after the close of the Trust's taxable year. A corporate shareholder of the Trust cannot use a dividends-received deduction for distributions of capital gains net income.

If, in any taxable year, the Trust should not qualify as a RIC under the Code:
(i) the Trust would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (ii) the Trust's distributions to the extent made out of the Trust's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.

If the Trust purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Trust may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Trust to its shareholders. Additional charges in the nature of interest may be imposed on either the Trust or its shareholders with respect to deferred taxes arising from the distributions or gains. If the Trust were to purchase shares in a PFIC and (if the PFIC made the necessary information available) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Trust might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Trust, and the amounts would be subject to the 90% and calendar year distribution requirements described above.

ORGANIZATION OF THE TRUST

Each share of the Growth Fund is entitled to one vote on all matters submitted to a vote of shareholders of the Fund. Fractional shares, when issued, have the same rights, proportionately, as full shares. All shares are fully paid and non-assessable when issued and have no preemptive, conversion or cumulative voting rights.


As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) electing the initial Board; (ii) approving certain agreements as required by the 1940 Act; (iii) changing the fundamental investment objective, policies, and restrictions of the Growth Fund; and (iv) filling vacancies on the Board in the event that less than a two-thirds majority of the Trustees were elected by shareholders. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.


PERFORMANCE INFORMATION ABOUT THE GROWTH FUND

TOTAL RETURN CALCULATIONS

The Growth Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the current net asset value of the Fund, and assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period; where P equals a hypothetical initial payment of $1,000; and where n equals the number of years.

The Growth Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1 Where:

         C = Cumulative Total Return
         P = a hypothetical initial investment of $1,000

         ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Based on the foregoing, the average annual total return for the Growth Fund for the year ended December 31, 2002, was -21.48%, the average annual return for the five years ended December 31, 2002, was 1.22%, and the average annual total return for the Growth Fund since inception on April 29, 1996 was 6.87%.

The Growth Fund, from time to time, also may advertise its average annual total return, after taxes on distributions, or after taxes on distributions and redemptions. The first figure is calculated by assuming the reinvestment of all dividends and capital gains distributions, less the amount of any taxes due on such distributions calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The average annual total return after taxes on distributions is determined by finding the average annual compound rate of return that would equate the initial amount invested to the ending value, according to the following formula:

P(1 + T)n = ATVD

Where :

         P = a hypothetical initial investment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
        ATVD = redeemable value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The second figure is calculated by assuming the reinvestment of all dividends and capital gains distributions, less the amount of any taxes due on such distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date, and by assuming complete redemption at the end of the period. The redemption proceeds are adjusted by subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. The amount and character (e.g., short term or long term) of capital gain or loss is separately determined for the initial investment and each subsequent assumed purchase through reinvestment of dividends and distributions. The average annual total return after taxes on distributions and redemption is determined by finding the average annual compound rate of return that would equate the initial amount invested to the ending value, according to the following formula:

P(1 + T)n = ATVDR

Where :

         P = a hypothetical initial investment of $1,000
         T = average annual total return (after taxes on distributions and redemption)
         n = number of years
       ATVDR = redeemable value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

Based upon the foregoing, the average annual total return for the Growth Fund, after taxes on fund distributions but not after taxes on redemption, for the one and five year periods ended December 31, 2002, was -21.48% and 0.63%, respectively; and since inception on April 29, 1996, was 6.23%.

The average annual total return for the Growth Fund, after taxes on fund distributions and redemption, for the one and five year periods ended December 31, 2002, was -13.19% and 1.13%, respectively; and since inception on April 29, 1996, was 5.72%.

The performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. Such performance results also reflect waivers and reimbursements made by the Adviser to keep aggregate annual operating expenses at 1.35% of daily net assets. An investment in the Fund will fluctuate in value and, at redemption, its value may be more or less than the initial investment.

From time to time, in reports and promotional literature, the performance of the Growth Fund may be compared to: (i) other mutual funds or groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Fund Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information; (ii) the Consumer Price Index (measure of inflation), which may be used to assess the real rate of return from an investment in the Fund; (iii) other Government statistics such as Gross Domestic Product, and net import and export figures derived from Governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iv) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (v) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar's rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the mutual funds it follows and its four star rankings to 22.5% of the mutual funds it follows. Rankings are not absolute or necessarily predictive of future performance.

The Trust may also illustrate the investment returns of the Growth Fund or returns in general by graphs and charts that compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities law applicable to the offer and sale of the shares described in the Prospectus has been provided by Jorden Burt LLP, 1025 Thomas Jefferson Street, N.W., Suite 400
- East Lobby, Washington, DC 20007, which serves as Special Counsel to the
Trust.

INDEPENDENT AUDITORS

The Trust's independent auditors are KPMG LLP, 303 East Wacker Drive, Chicago, Illinois, 60601.

FINANCIAL STATEMENTS


The financial statements and accompanying notes for the years ended December 31, 2002 and 2001 are included in the Growth Fund's Annual Report, which accompanies this Statement of Additional Information, and are incorporated herein by reference. The financial statements, including the financial highlights contained in the prospectus, for the years ended December 31, 2002, December 31, 2001, December 31, 2000, December 31, 1999 and December 31, 1998 have been audited by KPMG LLP, independent auditors, as stated in their report, and are included herein in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Shareholders may obtain additional copies of the Annual Report free of charge by calling 1-800-295-9779.

                                    APPENDIX
                                    --------

            DESCRIPTION OF RATINGS OF CERTAIN MONEY MARKET SECURITIES

Description of Moody's Investors Service, Inc.'s commercial paper ratings:

Prime-1 (or related institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

1. Leading market positions in well established industries. High rates of return on funds employed.

2. Conservative capitalization structures with moderate reliance on debt and ample asset protection.

3. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

4. Well established access to a range of financial market and assured sources of alternate liquidity.

Prime-2 (or related supporting institutions) have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Corporation's commercial paper ratings:

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Fitch Investor's Service, Inc.'s commercial paper ratings:

Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Description of Duff & Phelps Inc.'s commercial paper ratings:

Duff 1--High certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


                  DESCRIPTION OF CERTAIN CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATINGS

  AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

PART C.           OTHER INFORMATION

Item 23.          Exhibits

          (a)(1). Certificate of Trust and Agreement and
                  Declaration of Trust of The Holland Trust.1

          (a)(2). Certificate of Amendment of the Certificate of Trust and Revised Agreement and Declaration of Trust of The Lou Holland Trust.2

          (b)(1). By-Laws of The Holland Trust.1

          (b)(2). Revised By-Laws of The Lou Holland Trust.2

          (b)(3). Revised By-Laws of The Lou Holland Trust.8

          (c).    Specimen Certificate of Share of the Growth Fund.2

          (d). Investment Management and Administration Agreement by and between The Holland Trust and Holland Capital Management.3

          (e). Distribution Agreement between the Holland Trust and HCM Investments, Inc.3

          (f).    Not applicable.

          (g). Custodian Agreement between The Lou Holland Trust and Firstar Trust Company.3

          (g)(1). Amendment to Custodian Agreement between The Lou Holland Trust and Firstar Trust Company.7

          (h)(1). Transfer Agent Agreement by and between The Lou Holland Trust and Firstar Trust Company.3

       (h)(1)(a). Amendment to Transfer Agent Agreement by and between The
                  Lou Holland Trust and Firstar Trust Company.7

          (h)(2). Administration Agreement by and between The Lou Holland Trust and Fiduciary Management, Inc. 9

          (h)(3). Expense Limitation Agreement by and between The Lou Holland Trust and Holland Capital Management.3

       (h)(3)(a). Amendment to Expense Limitation Agreement. 4

          (h)(4). Form of Service Agreement between Holland Capital Management and Financial Intermediaries7

          (i).    Not applicable.

          (j)(1). Consent of Independent Auditors. 9

          (j)(2). Consent of Jorden Burt 9

          (k)     Not applicable.

          (l). Share Subscription Agreement by and between Holland Capital Management and The

                  Holland Trust.3

          (m).    Not applicable.

          (n).    Not applicable.

          (o).    Reserved.

          (p). Code of Ethics Holland Capital Management and The Lou Holland Trust & HCM Investments, Inc. Code of Ethics with Respect to Securities Transactions of Access Persons5



-------------------------------------------------------------------------------


          1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          3 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          4 Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          5 Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          6 Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          7 Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

          8 Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 333-935).


          9    Filed herewith.

--------------------------------------------------------------------------------



Item 24. Persons Controlled by or under Common Control with the Trust.

         None.


Item 25. Indemnification

          Reference is made to the Registrant's By-Laws (Article VI) filed herein as Exhibit (b) to this Registration Statement. The Trust's By-Laws provide that the Registrant will indemnify its Trustees and officers, employees, and other agents to the extent permitted or required by Delaware law. The By-Laws require that either a majority of the Trustees who are neither "interested persons" of the Trust (within the meaning of the 1940 Act) nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

          Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (i) a final decision by a court or other body before whom the proceeding is brought that the Trustee or officer was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the 1940 Act) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that the Trustee or officer is not entitled to the indemnification) and one of three other conditions is satisfied: (i) the Trustee or officer provides security for his of her agreement to repay; (ii) the Registrant is insured against loss by reason of lawful advances; or
          (iii) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.


          Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Manager.

          Certain information pertaining to business and other connections of the Investment Manager is hereby incorporated by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of the Investment Manager indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below is Suite 700, One North Wacker Drive, Chicago, Illinois 60606.


     ------------------------------------ ----------------------------------------- ----------------------------------
                    Name                    Position with the Investment Manager
                                                                                      OTHER BUSINESS OR CONNECTION
     ------------------------------------ ----------------------------------------- ----------------------------------
     Louis A. Holland                      Managing Partner and Chief Investment                  None
                                                          Officer
     ------------------------------------ ----------------------------------------- ----------------------------------
     Catherine E. Lavery                  Partner and Chief Administrative Officer                None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Monica L. Walker, CPA                     Partner and Portfolio Manager                      None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Laura J. Janus, CFA                       Partner and Portfolio Manager                      None

     ------------------------------------ ----------------------------------------- ----------------------------------


     ------------------------------------ ----------------------------------------- ----------------------------------
     Carl R. Bhathena                              Senior Equity Analyst                          None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Janet S. Henry, CFA                        Senior Fixed Income Analyst                       None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Valerie King                                  Director of Marketing                          None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Stuart McDermott, CFA                         Senior Equity Analyst                          None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Michelle E. RhodesBrown, CFA                  Senior Equity Analyst                          None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Charles M. Sloan, CFA                         Senior Equity Analyst            Bufka & Rogers from June,2001 to
                                                                                               April, 2003

     ------------------------------------ ----------------------------------------- ----------------------------------
     Cheryl Hua                                        Equity Analyst                             None

     ------------------------------------ ----------------------------------------- ----------------------------------
     Thomas Van Vuren, CFA                             Equity Analyst                  Gannett Welsh & Kotter from
                                                                                    November, 1998 to September, 2001
     ------------------------------------ ----------------------------------------- ----------------------------------



Item 27. Principal Underwriters.

          (a) There is no investment company other than the Trust for which the principal underwriter of the Trust also acts as principal underwriter, depositor or investment adviser.

          (b) Set forth below is information concerning each director and officer of the Distributor, as of the date of this filing.


         ------------------------------------- ---------------------------- ----------------------------
                                               Positions and Offices with   Positions and Offices with
                         Name                          Underwriter                   the Trust
         ------------------------------------- ---------------------------- ----------------------------
         Louis A. Holland                      Managing Partner and Chief     President, Trustee and
                                                   Investment Officer        Chairman of the Board of
                                                                                     Trustees

         ------------------------------------- ---------------------------- ----------------------------
         Catherine E. Lavery                        Partner and Chief                  None
                                                 Administrative Officer
         ------------------------------------- ---------------------------- ----------------------------
         Monica L. Walker, CPA                    Partner and Portfolio              Secretary
                                                         Manager
         ------------------------------------- ---------------------------- ----------------------------
         Laura J. Janus, CFA                      Partner and Portfolio              Treasurer
                                                         Manager
         ------------------------------------- ---------------------------- ----------------------------
         Carl R. Bhathena                         Senior Equity Analyst                None
         ------------------------------------- ---------------------------- ----------------------------
         Janet S. Henry, CFA                   Senior Fixed Income Analyst             None
         ------------------------------------- ---------------------------- ----------------------------
         Valerie King                             Director of Marketing                None
         ------------------------------------- ---------------------------- ----------------------------
         Stuart McDermott, CFA                    Senior Equity Analyst                None
         ------------------------------------- ---------------------------- ----------------------------
         Michelle E. RhodesBrown, CFA             Senior Equity Analyst                None
         ------------------------------------- ---------------------------- ----------------------------
         Charles M Sloan, CFA                     Senior Equity Analyst                None
         ------------------------------------- ---------------------------- ----------------------------

         ------------------------------------- ---------------------------- ----------------------------
         Cheryl Hua                                   Equity Analyst                   None
         ------------------------------------- ---------------------------- ----------------------------
         Thomas Van Vuren, CFA                       Equity Analyst                    None
         ------------------------------------- ---------------------------- ----------------------------


          The principal business address of each person listed above is One North Wacker Drive, Suite 700, Chicago, Illinois 60606.

Item 28. Location of Accounts and Records.

          The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the SEC under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

          Pursuant to written agreements between U.S. Bank, Fiduciary Management and the Trust, U.S. Bank will serve as the Trust's custodian, transfer agent, dividend paying agent, and Fiduciary Management will provide the Trust with certain administrative services. U.S. Bank keeps records regarding securities and other assets in custody and in transfer, and keeps records of each shareholder's account and all disbursements made to shareholders. Fiduciary Management provides pricing for the Growth Fund's portfolio securities, and keeps bank statements, canceled checks, financial books and records. The Investment Manager, pursuant to its Investment Management and Administration Agreement with respect to the Fund, maintains all records required pursuant to such agreement, and Fiduciary Management, pursuant to its Administration Agreement with the Trust provides certain other recordkeeping services. Further, the Distributor maintains all records required to be kept pursuant to the Distribution Agreement with the Trust.

Item 29. Management Services.

          The Investment Manager, pursuant to its Investment Management and Administration Agreement with the Trust, and Fiduciary Management, pursuant to its Administration Agreement, each will perform certain administrative services for the Trust, as described more fully in the Prospectus and Statement of Additional Information.

Item 30. Undertakings.

          Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder Communications.

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under Securities Act and has duly caused this Post-Effective Amendment No. 11 to the Trust's Registration Statement No. 333-935 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 1st day of May , 2003.

                                                 THE LOU HOLLAND TRUST

                                                 /s/Louis A. Holland
                                                 --------------------

                                                  By:    Louis A. Holland
                                                         Chairman of the
                                                         Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Trust's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                           Date

/s/Louis A. Holland              President & Chairman of         May 1, 2003
                                 the Board of Trustees

/s/Monica L. Walker              Secretary                       May 1, 2003

/s/Laura J. Janus                Treasurer                       May 1, 2003

/s/Lester H. McKeever, Jr.       Trustee                         May 1, 2003

/s/James H. Lowry                Trustee                         May 1, 2003